SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Estimated Useful Lives
Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Capitalized software development cost	3 years
Computer equipment and purchased software	3-5 years
Furniture and office equipment	5 years